Note 9 - Financial Instruments	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
9.	Financial instruments

The Company has determined that the carrying amount of its short-term financial assets and liabilities, including cash, short-term investments and accounts payable and accrued liabilities approximate their fair values due to the relatively short periods to maturity of these financial assets and liabilities.